Long-term debt - Additional information (Details)					12 Months Ended
	Dec. 23, 2020 USD ($)	Jul. 24, 2020 USD ($)	Jul. 10, 2020 USD ($)	Jun. 24, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)
Long Term Debt
Borrowings					$ 1,608,800,000	$ 1,247,700,000
Maximum borrowing limit					350,000,000		$ 400,000,000
Surety Bonds
Long Term Debt
Exposure to credit risk on loan commitments and financial guarantee contracts					$ 102,600,000
Senior unsecured notes - due November 15, 2022
Long Term Debt
Borrowings, maturity			November 15, 2022
Loss on repayment of long-term debt			$ 6,500,000
Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings, maturity	May 15, 2025
Borrowings, interest rate					6.375%
Loss on repayment of long-term debt	$ 16,800,000
Repayments of non-current borrowings	$ 200,000,000.0
Borrowings					$ 100,000,000.0
Interest coverage ratio					minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment, and other non-cash adjustments to interest of
Borrowings, covenant, interest coverage ratio, minimum	2
Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings, maturity		July 15, 2027
Notional amount		$ 400,000,000.0	$ 400,000,000
Borrowings, interest rate		7.50%	7.50%
Interest coverage ratio					minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment, and other non-cash adjustments to interest of
Borrowings, covenant, interest coverage ratio, minimum	2
Transaction costs capitalized		$ 7,400,000
Issuance of senior unsecured notes, net of transaction costs		$ 392,600,000
Borrowings redemption price percentage				100.00%
Credit Facility
Long Term Debt
Repayments of non-current borrowings					$ 65,000,000.0
Borrowings					$ 0
Standby fees on undrawn amounts under credit facility, Percentage					0.68%	0.73%
Letters of credit issued					$ 46,000,000.0	$ 118,900,000
Credit facility full interest rate					3.00%	3.25%
The capacity for credit facility					$ 350,000,000.0
Issuance of senior unsecured notes, net of transaction costs					$ 35,000,000.0
Credit Facility | Bottom of range
Long Term Debt
Standby fees on undrawn amounts under credit facility, Percentage					0.62%
Credit facility full interest rate					1.75%
Credit Facility | Top of range
Long Term Debt
Standby fees on undrawn amounts under credit facility, Percentage					0.96%
Credit facility full interest rate					4.25%